Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 12,719	$ 13,231	$ 12,734
Interest expense		8,918	9,598	9,485
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		10,679	11,225	11,056
Interest expense		8,270	8,990	8,938
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		862	961	867
Other [member]
Analysis Of Income And Expense [line items]
Interest income		1,178	1,045	811
Interest expense		$ 648	$ 608	$ 547

[1]	Interest income included $11.5 billion for the quarter ended January 31, 2025 (October 31, 2024: $12.2 billion; January 31, 2024: $11.9 billion), calculated based on the effective interest rate method.